OFI Global Asset Management, Inc.
225 Liberty Street
New York, New York 10281-1008

December 1, 2017

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Oppenheimer Rochester® AMT-Free Municipal Fund (the “Registrant”) Reg. No. 2-57116; File No. 811-2668

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act“), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 72 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on November 27, 2017.

Sincerely,
/s/ Amy E. Shapiro
Amy E. Shapiro Vice President and Associate General Counsel

cc:	Kramer Levin Naftalis & Frankel LLP Gloria LaFond Taylor Edwards, Esq.